Risk/Return Detail Data - VIPStockSelectorAllCapPortfolio-InvestorPRO	Apr. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund
VIPStockSelectorAllCapPortfolio-InvestorPRO | VIP Stock Selector All Cap Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP Stock Selector All Cap Portfolio /Investor Class
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Stock Selector All Cap Portfolio seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39 % of the average value of its portfolio.
Portfolio Turnover, Rate	39.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in stocks. Allocating the fund's assets across different market sectors (at present, communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities), using different Fidelity managers. Investing in either "growth" stocks or "value" stocks or both. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Annual Return, Inception Date	Oct. 21, 2021
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	12.46%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(17.24%)
Performance Table Heading	Average Annual Returns
VIPStockSelectorAllCapPortfolio-InvestorPRO | VIP Stock Selector All Cap Portfolio | VIP Stock Selector All Cap Portfolio - Investor Class
Risk/Return:
Management fee	0.63%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.64%
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798
2022	(19.51%)
2023	27.15%
VIPStockSelectorAllCapPortfolio-InvestorPRO | VIP Stock Selector All Cap Portfolio | Return Before Taxes | VIP Stock Selector All Cap Portfolio - Investor Class
Risk/Return:
Label	Investor Class
Past 1 year	27.15%
Since Inception	1.85%	[3]
VIPStockSelectorAllCapPortfolio-InvestorPRO | VIP Stock Selector All Cap Portfolio | MS185
Risk/Return:
Label	MSCI U.S. Investable Market 2500 Index
Past 1 year	26.26%
Since Inception	2.43%	[3]

[1]
B The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI U.S. Investable Market 2500 Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	A Adjusted to reflect current fees.
[3]	A From October 21, 2021 .